Related Party Transactions Related Party (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Oct. 12, 2018
Related Party Transaction [Line Items]
Document Period End Date	Jun. 30, 2020
Equity Method Investment, Ownership Percentage				10.90%
Vessels time charter-in	6
Revenue from Related Parties	$ 57,601	$ 101,088
Vessel revenue-related party	57,601	101,088
Voyage expense- related party	1,435	50
General and administrative expenses-related party	4,112	4,606
Gain (Loss) on Investments	(102,324)	68,646
Loss / write-down on assets held for sale-related party	398	$ 599
Due from related parties	8,307		$ 5,954
Due to related parties	873		972
Due from Other Related Parties, Noncurrent	13,071		14,230
Equity Method Investments	$ 27,607		173,298
Kamsarmax pool [Member]
Related Party Transaction [Line Items]
Concentration Risk, Customer	33	39
Revenue from Related Parties	$ 21,879	$ 39,111
Vessel revenue-related party	21,879	$ 39,111
Due from related parties	3,690		5,241
Due from Other Related Parties, Noncurrent	$ 4,533		4,767
Ultramax pool [Member]
Related Party Transaction [Line Items]
Concentration Risk, Customer	53	61
Revenue from Related Parties	$ 35,722	$ 61,977
Vessel revenue-related party	35,722	61,977
Due from related parties	4,503		677
Due from Other Related Parties, Noncurrent	$ 8,538		9,463
Sumec Vessels [Member]
Related Party Transaction [Line Items]
Vessels time charter-in	4
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Voyage expense- related party	$ 410	50
General and administrative expenses-related party	21	22
Loss / write-down on assets held for sale-related party	(195)	(300)
Due to related parties	187		227
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
General and administrative expenses-related party	14	91
Loss / write-down on assets held for sale-related party	(203)	(299)
Due from related parties	0		36
Due to related parties	59		200
Port Agent [Member]
Related Party Transaction [Line Items]
Due from related parties	114		0
Due to related parties	0		13
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
General and administrative expenses-related party	2,932	3,315
Due to related parties	439		312
Scorpio Tankers [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage				10.90%
Gain (Loss) on Investments	(102,324)	68,368
Equity Method Investments	27,607		173,298
Bunker Supplier
Related Party Transaction [Line Items]
Voyage expense- related party	1,025	$ 0
Due to related parties	188		0
SCM/SSM Asets Held For Sale Adjustment
Related Party Transaction [Line Items]
Due to related parties	$ 0		$ 220
Minimum [Member] | Sumec Vessels [Member]
Related Party Transaction [Line Items]
Bareboat charter agreement time period	24
Maximum [Member] | Sumec Vessels [Member]
Related Party Transaction [Line Items]
Bareboat charter agreement time period	27